Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Provisions for liabilities and charges
Balance at beginning of the period	£ 1,616	£ 1,852	£ 1,852
Expected credit losses impairment charge	(18)	6
Currency translation and other movements	(7)	(11)
Charge to income statement	97	98
Release to income statement	(105)	(31)
Provisions utilised	(177)	(298)
Balance at end of the period	1,406	1,616	1,406
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	537	749	749
Currency translation and other movements		(3)
Charge to income statement	32	17
Release to income statement	(7)	(4)
Provisions utilised	(87)	(222)
Balance at end of the period	475	537	475
Property
Provisions for liabilities and charges
Balance at beginning of the period	265	270	270
Currency translation and other movements	1
Charge to income statement	22	13
Release to income statement	(20)	(8)
Provisions utilised	(8)	(10)
Balance at end of the period	260	265	260
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	184	179	179
Expected credit losses impairment charge	(18)	6
Currency translation and other movements		(1)
Balance at end of the period	166	184	166
Other
Provisions for liabilities and charges
Balance at beginning of the period	283	289	289
Currency translation and other movements	(8)	(2)
Charge to income statement	42	60
Release to income statement	(10)	(9)
Provisions utilised	(62)	(55)
Balance at end of the period	245	283	245
Litigation and other regulatory (incl. RMBS)
Provisions for liabilities and charges
Balance at beginning of the period	347	365	365
Currency translation and other movements		(5)
Charge to income statement	1	8
Release to income statement	(68)	(10)
Provisions utilised	(20)	(11)
Balance at end of the period	£ 260	£ 347	£ 260